DEFERRED CHARGES (Schedule of deferred charges) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Gross Carrying Amount	$ 3,835,016	$ 3,806,743
Accumulated Amortization	2,126,926	1,920,661
Leasing Brokerage Commissions [Member]
Gross Carrying Amount	2,667,272	2,708,480
Accumulated Amortization	1,166,367	1,051,598
Professional Fees For Leasing [Member]
Gross Carrying Amount	387,073	337,592
Accumulated Amortization	219,758	164,945
Financing Costs [Member]
Gross Carrying Amount	780,671	760,671
Accumulated Amortization	$ 740,801	$ 704,118